Subsequent Events (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Apr. 30, 2018	Mar. 31, 2018	Jan. 31, 2018	Dec. 31, 2016
Proceeds from issuance of convertible debt				$ 250,000
Debt Conversion, Converted Instrument, Shares Issued				5,362
Subsequent Event [Member]
Debt Conversion, Converted Instrument, Shares Issued	10,651
Subsequent Event [Member] | Convertible Debentures (2017 Notes) [Member]
Proceeds from issuance of convertible debt			$ 75,000
Subsequent Event [Member] | Convertible Notes (2018 Notes) [Member]
Proceeds from issuance of convertible debt		$ 1,500,000
Terms of conversion feature		The notes mature one year after issuance and are convertible into approximately 3.3% of the shares outstanding based on an agreed upon conversion valuation of $45,000,000